SEGMENT REPORTING (Tables)	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT REPORTING REVENUE BY REGION	Revenue by region
	For Years ended September 30,
	2022	2021	2020
PRC	$28,756,333	$23,704,259	$15,461,801
Overseas	1,152,228	1,790,305	2,758,158
Total revenue	$29,908,561	$25,494,564	$18,219,959

SCHEDULE OF SEGMENT REPORTING REVENUE BY PRODUCT CATEGORIES

The summary of our total revenues by product categories for the years ended September 30, 2022, 2021 and 2020 was as follows:

	For Years ended September 30,
	2022	2021	2020
Fragrance compounds	$13,710,556	$12,744,029	$7,879,300
Health supplements (solid drinks)	7,145,708	6,655,982	3,887,096
Bioactive food ingredients	9,052,297	6,094,553	6,453,563
Total revenue	$29,908,561	$25,494,564	$18,219,959